Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Outstanding Non-Vested RSUs
Outstanding non-vested liability classified RSUs granted to associates were as follows:

Year Ended December 31, 2022	Cash-Settled
	RSUs	Weighted-Average Grant Date Fair Value per Share
Non-vested at beginning of period	1,568,395	$26.09
Granted (1)	919,084	$38.71
Vested	(680,089)	$26.93
Forfeited	(75,859)	$28.48
Non-vested at end of period	1,731,531	$32.77

Year Ended December 31, 2021	Cash-Settled
	RSUs	Weighted-Average Grant Date Fair Value per Share
Non-vested at beginning of period	—	$—
Granted (1)	1,338,880	$26.57
Vested	—	$—
Forfeited	(5,177)	$26.41
Re-issuance due to modification	234,692	$26.41
Non-vested at end of period	1,568,395	$26.09

(1) Includes dividend equivalents granted in the current period on awards outstanding
Outstanding Non-Vested PSUs
Outstanding non-vested liability classified PSUs granted were as follows:

Year Ended December 31, 2022	Cash-Settled
	PSUs	Weighted-Average Grant Date Fair Value per Share
Non-vested at beginning of period	1,519,122	$26.56
Granted (1)	217,270	$37.81
Vested	(525,143)	$26.63
Forfeited	(81,196)	$26.76
Non-vested at end of period	1,130,053	$28.67

(1) Includes dividend equivalents granted in the current period on awards outstanding

Year Ended December 31, 2021	Cash-Settled
	PSUs	Weighted-Average Grant Date Fair Value per Share
Non-vested at beginning of period	—	$—
Granted (1)	219,139	$27.44
Vested	—	$—
Forfeited	(3,087)	$26.41
Re-issuance due to modification	1,303,070	$26.41
Non-vested at end of period	1,519,122	$26.56

(1) Includes dividend equivalents granted in the current period on awards outstanding

Expense Related to Share-Based Plans
Total expense related to these share-based plans was as follows (in millions):

	For the Years Ended December 31,
	2022	2021	2020
Compensation expense recognized	$118	$97	$44
Income tax benefit recognized	$23	$19	$9